Foreign Exchange Gain Reclassified on Liquidation of Subsidiary (Tables)	12 Months Ended
Jun. 30, 2020
FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY
Schedule of Foreign Exchange Gain Reclassified On Liquidation of Subsidiary
	Consolidated
	2020 $	2019 $	2018 $
Reclassification of net foreign exchange gains previously recognized in other comprehensive income, reclassified to profit or loss	—	—	527,049